29 Provisions for Legal Claims and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Provisions For Legal Claims And Contingent Liabilities [Abstract]
Provisions for Legal Claims and Contingent Liabilities

29  Provisions for Legal Claims and Contingent Liabilities

The Company are responsible for several legal and administrative proceedings before different courts. Based on assessments made by the Company's legal counsel, Management makes provisions for legal claims in which the losses are rated probable, when the criteria for recognition of provisioning described in Note 4.11 are met.

The Company's management believes it is impracticable to provide information regarding the timing of any cash outflows related to the lawsuits for which the Company are responsible on the date of preparation of the financial statements, in view of the unpredictability and dynamics of the Brazilian judicial, tax and regulatory systems, and that the final resolution depends on the conclusions of the lawsuits. For this reason, this information is not provided.

29.1    Provision for legal claims

29.1.1     Changes in provision for legal claims rated as involving probable losses

		Income
	Balances as of	Provision for litigations		Construction cost	Additions (Reversals)		Transfers/	Balances as of
	January 1, 2019	Additions	Reversals	Additions/(Rev.)	to assets	Discharges	Others	December 31, 2019
Tax
Cofins (a)	102,603	4,307	(2,626)	-	-	-	-	104,284
Others (b)	54,494	4,841	(14,258)	-	-	(1,258)	27,687	71,506
	157,097	9,148	(16,884)	-	-	(1,258)	27,687	175,790
Labors (c)	612,782	194,550	(23)	-	-	(134,247)	-	673,062
Employee benefits (d)	85,199	27,426	(18,747)	-	-	(7,581)	-	86,297
Civil
Civil and administrative claims (e)	492,934	101,438	(36,271)	-	-	(221,139)	-	336,962
Easements (f)	118,147	711	(3,470)	12,456	1,012	(1,891)	45	127,010
Expropriations and property (g)	116,401	2,844	(4,501)	(2,935)	7,109	(161)	-	118,757
Customers (h)	5,209	390	(643)	-	-	-	-	4,956
Environmental (i)	3,531	1,332	(566)	-	-	(226)	-	4,071
	736,222	106,715	(45,451)	9,521	8,121	(223,417)	45	591,756
Regulatory (j)	73,473	7,926	(546)	-	-	(1,045)	-	79,808
	1,664,773	345,765	(81,651)	9,521	8,121	(367,548)	27,732	1,606,713
Noncurrent	1,664,773							1,606,713

		Income
	Balance as of January 01,2018	Provision for litigations		Construction cost	Asset additions	Discharges	Transfers / Others	Balance as of December 31,2018
		Additions	Reversals	Additions/ (Rev.)
Tax
Cofins (a)	79,748	22,855	-	-	-	-	-	102,603
Others (b)	58,793	7,722	(26,695)	-	-	(6,325)	20,999	54,494
	138,541	30,577	(26,695)	-	-	(6,325)	20,999	157,097
Labors (c)	475,631	232,195	(2,400)	-	-	(92,644)	-	612,782
Employee benefits (d)	89,439	11,089	(10,062)	-	-	(5,267)	-	85,199
Civil
Civil and administrative claims (e)	527,613	119,633	(118,652)	-	-	(36,005)	345	492,934
Easements (f)	110,936	2,179	(305)	(4,600)	8,477	(1,474)	2,934	118,147
Expropriations and property (g)	95,627	156	(1,350)	4,032	18,168	(232)	-	116,401
Consumers (h)	8,377	464	(1,469)	-	-	(2,163)	-	5,209
Environmental (i)	1,584	2,570	(562)	-	-	(61)	-	3,531
	744,137	125,002	(122,338)	(568)	26,645	(39,935)	3,279	736,222
Regulatory (j)	64,316	9,296	(139)	-	-	-	-	73,473
	1,512,064	408,159	(161,634)	(568)	26,645	(144,171)	24,278	1,664,773
Current	112,000							-
Noncurrent	1,400,064							1,664,773

29.1.2     Description of nature and/or details of the principal lawsuits

a)     Contribution for Social Security Funding (COFINS)

Plaintiff: Federal Revenue of Brazil

Cofins payables and respective interest and fines from August 1995 to December 1996, due to the termination of a judicial decision that had recognized the Company's exemption from Cofins.

Current status: pending judgment of appeal.

b)     Other tax provisions

Claims related to federal, state and municipal taxes, fees and other charges on which the Company discusses the incidence or not, as well as their bases and amounts for payment.

c)     Labor

Labor claims comprise claims filed by employees and former employees of Copel in connection with the payment of overtime differences, hazardous working conditions, transfer bonuses, salary equality/reclassification and other matters, and also claims by former employees of contractors and third- parties (secondary responsibility) involving indemnity and other matters.

d)     Employee benefits

Labor claims comprise claims filed by retired former employees of Copel and its wholly-owned subsidiaries against the Copel Foundation, which will have consequential impact on the Company and its wholly-owned subsidiaries, since additional contributions will be required.

e)     Civil and admininstrative claims

Lawsuits involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network or vehicles.

The balance also contains amounts being discussed by arbitration under secrecy and confidentiality, in the discovery phase, with no decision having been handed down to date.

The main lawsuit is described below:

Plaintiff: Tradener Ltda.

Class lawsuit No. 588/2006 has already been rendered final and unappeasable, and the ruling recognized as valid the contractual commissions payable by the Company to Tradener. In the civil public lawsuit No. 0000219.78.2003.8.16.0004, filed by the Prosecution Office, a decision has also been rendered ruling on the absence of irregularities in the electric power purchase agreement. Therefore, Tradener brought recovery lawsuits, seeking to receive its commissions.

Current status: On August 22, 2019, the Company paid R$ 130,440 for the judgment against it plus 1% attorney’s fees, and awaits approval of the payment agreement.

Plaintiff: Tobacco growers	Estimated amount: R$ 48,977

Lawsuits filed by tobacco growers whose main cause is power failures leading to loss of production.

f)      Easements

Lawsuits are filed challenging expropriation when there is a difference between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.).

Cases may also arise from intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.

g)     Expropriations and property

Expropriation and property lawsuits are filled when there is a difference between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (in case probate proceedings are still in progress, properties have no registry number with the land registry, etc.).

Possessory lawsuits include those for repossession of property owned by the concession operator. Litigation arises when there is a need to repossess properties invaded or occupied by third parties in areas owned by the Company. Cases may also arise from intervention in third-party adverse possession, or owners or occupants of contiguous properties or even in cases of properties to preserve limits and boundaries of expropriated areas.

The main lawsuits are as follows:

Plaintiff: Property owner	Estimated value: R$ 28,211

Expropriation lawsuit for construction of electric substation that contests the indemnity amount.

Current status: lawsuit awaiting judgment at higher court.

Plaintiff: Property owner	Estimated value: R$ 10,467

Lawsuit for the expropriation of the area used for the reservoir of the Mauá Plant filed by Consórcio Energético Cruzeiro do Sul, of which Copel GeT participates with 51%, in which discusses the indemnity amount of the property that is in a submerged part.

Current status: Higher court decision, motions to clarify were filed, which have not yet been judged. After judgment of the motions to clarify, a special appeal will be filed seeking to reverse the decision.

h)     Consumers

Lawsuits seeking compensation for damages caused in household appliances, industrial and commercial machines, lawsuits claiming damages for pain and suffering caused by service interruption and lawsuits filed by industrial consumers, challenging the lawfulness of the increase in electricity prices while Plano Cruzado (anti-inflation economic plan) was in effect and claiming reimbursement for the amounts paid by the Company.

i)      Environmental

Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.

j)      Regulatory

The Company has been challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The main action is described below:

Plaintiffs: Companhia Estadual de Energia Elétrica - CEEE and Dona Francisca Energética S.A.

Estimated amount: R$ 57,000

Copel, Copel GeT and Copel DIS are challenging lawsuits filed against ANEEL's Decision 288/2002 involving these companies.

Current status: awaiting judgment.

29.2    Contingent liabilities

29.2.1     Classification of lawsuits rated as possible losses

Contingent liabilities are present obligations arising from past events for which no provisions are recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation. The following information concerns the nature of contingent liabilities of the Company and potential losses arising therefrom:

	12.31.2019	12.31.2018
Tax (a)	628,546	568,512
Labor (29.1.2 - c)	419,917	311,777
Employee benefits (29.1.2 - d)	21,338	19,099
Civil (d)	1,273,928	1,286,466
Regulatory (e)	1,141,420	866,836
	3,485,149	3,052,690

29.2.2     Description of nature and/or details of the principal lawsuits

a)     Tax

Claims related to federal, state and municipal taxes, fees and other charges on which the Company discusses the incidence or not, as well as their bases and amounts for payment. The main lawsuits are as follows:

Plaintiff: National Institute of Social Security (INSS)	Estimated amount: R$ 117,018

Tax requirements related to the social security contribution.

Current status: awaiting judgment in the Administrative Council of Tax Appeals - CARF or at the judicial level.

Plaintiff:State TaxAuthority	Estimated amount:R$ 87,657

Copel Distribution received tax deficiency notice 6.587.156-4 from the State of Paraná for allegedly failing to pay ICMS (VAT) tax on the 'metered demand' highlighted in the electricity bills issued to a major consumer between May 2011 and December 2013.

The Company maintains its illegitimacy to appear in the taxable position of this tax assessment, since it was not included in the judicial proceeding, thus it cannot suffer the effects of the ruling rendered thereon, which would entail its illegitimacy to appear as liable taxpayer in tax deficiency notice.

The Company filed a writ of mandamus on July 16, 2019, having obtained an injunction suspending ICMS levy.

Plaintiff: City halls	Estimated amount: R$ 87,006

Tax Requirement on Urban Territorial Property on properties affected by the public electricity service. The case is pending judgment at lower court.

Plaintiff: City halls	Estimated amount: R$ 65,443

City halls tax requirement as ISS on construction services provided by third parties.

Current status: pending judgment of answers filed at the administrative or judicial levels.

Plaintiff: Brazilian Federal Revenue Office	Estimated amount: R$ 105,800

Requirement and administrative questioning related to federal taxes.

Current status: awaiting judgment in the Administrative Council of Tax Appeals - CARF or at the judicial level.

b)     Civil

Lawsuits involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network or vehicles, easements of passage, expropriations, patrimonial and environmental.

The balance also contains amounts being discussed by arbitration under secrecy and confidentiality, in the discovery phase, with no decision having been handed down to date.

The main lawsuits are as follows:

Plaintiff: Mineradora Tibagiana Ltda.

Lawsuit claiming compensation for alleged losses when this mining company was involved in the construction of the Mauá plant by the Energético Cruzeiro do Sul Consortium in which Copel GeT has a 51% stake. A final and unappealable ruling was rendered on September 4, 2019 on the lawsuit about validity of the mining permit granted to Mineradora Tibagiana, and the revocation of the Ordinance granting mining permit to Mineradora Tibagiana by the National Department of Mineral Production (Departamento Nacional de Produção Mineral - DNPM) remained valid. Due to this, the possibility of outflow of resources has become remote.

Plaintiffs: franchises of Agency/Copel store	Estimated amount: R$ 49,689

Lawsuit filed by a former franchisee, without a current contract, with the objective of seeing the object then auctioned as a sub-concession, and not as a franchise, and, consequently, to see the contract extended and to be remunerated through fees charged to users, or, successively, be compensated for lost profits, in addition to royalties, advertising fund, among other funds.

Current status: awaiting judgment in appellate level.

Plaintiff: Department of Roads and Roadworks	Estimated amount: R$ 85,277

The Department of Roads and Roadworks (Departamento de Estradas e Rodagens - DER) - issued a tax assessment notice to Copel Distribuição which, in turn, filed a lawsuit challenging DER's Charge for Use or Occupancy of Highway Domain Range, since the Company understands that this charge is unconstitutional because it has a confiscatory nature. Currently the process is concluded for rendering of the ruling.

Plaintiff: Tobacco growers	Estimated amount: R$ 34,792

Lawsuits filed by tobacco growers whose main cause is power failures leading to loss of production.

Current status: awaiting judgment.

c)     Regulatory

The Company is challenging, both at the administrative and judicial levels, notifications issued by the Regulatory Agency of alleged violations against regulations. The principal action is described below:

Plaintiff: Energia Sustentável do Brasil S.A. - ESBR	Estimated amount: R$ 1,034,593

ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region.

The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage.

If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.

Current status: awaiting judgment.